Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for René F. Jones 1 ($)	Compensation Actually Paid to René F. Jones 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Return on Tangible Common Equity 5
					TSR ($)	Peer Group TSR ($)

2025	12,015,250	14,887,642	4,444,338	5,321,898	185.53	196.00	2,851	15.4%

2024	10,265,583	13,936,847	4,223,909	5,391,208	168.01	147.85	2,588	14.5%

2023	9,385,557	9,677,118	3,852,702	3,883,837	118.57	107.76	2,741	17.6%

2022	8,815,707	8,747,318	4,052,188	4,106,681	120.58	108.73	1,992	16.7%

2021	6,868,174	9,143,656	3,554,911	4,583,251	124.29	138.33	1,859	16.8%

1.	Mr. Jones was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

Darren J. King	Darren J. King	Daryl Bible	Daryl Bible	Daryl Bible

Richard S. Gold	Richard S. Gold	Darren J. King	Kevin J. Pearson	Kevin J. Pearson

Kevin J. Pearson	Kevin J. Pearson	Kevin J. Pearson	Christopher E. Kay	Christopher E. Kay

Doris P. Meister	Christopher E. Kay	Christopher E. Kay	Mike Todaro	Peter D’Arcy

Doris P. Meister

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the “Total” column of the Summary Compensation Table with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for René F. Jones ($)	Exclusion of Change in Pension Value for René F. Jones ($)	Exclusion of Stock Awards and Option Awards for René F. Jones ($)	Inclusion of Pension Service Cost for René F. Jones ($)	Inclusion of Equity Values for René F. Jones ($)	Compensation Actually Paid to René F. Jones ($)

2025	12,015,250	—	(7,400,262)	—	10,272,654	14,887,642

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	4,444,338	—	(2,051,519)	—	2,929,079	5,321,898

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for René F. Jones ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for René F. Jones ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for René F. Jones ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for René F. Jones ($)	Total - Inclusion of Equity Values for René F. Jones ($)

2025	8,244,620	1,746,107	—	281,927	—	—	10,272,654

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,283,985	549,292	—	95,802	—	—	2,929,079

4.
The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Bank Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in M&T’s 2025 Form
10-K.
The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the company and in the KBW NASDAQ Bank Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Return on Tangible Common Equity (ROTCE) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2021, 2022, 2023, 2024 and 2025. ROTCE is computed by dividing net operating income available to common equity by average tangible common equity. Net operating income available to common equity is computed by taking net income available to common equity and adding back the after-tax
effect of the amortization of core deposit and other intangible assets, adding back the after-tax
effects of merger-related expenses, and subtracting the
after-tax
effects of merger-related gains. Average tangible common equity is computed by taking average common equity for the applicable period and subtracting average goodwill and average core deposit and other intangible assets (net of any related average deferred tax amounts). The C&HC Committee and management use these non-GAAP
financial measures as they believe they better reflect the impact of acquisition activity in reported results. See Appendix A for a reconciliation of GAAP financial measures to these corresponding non-GAAP
financial measures.

Company Selected Measure Name	Return on Tangible Common Equity (ROTCE)
Named Executive Officers, Footnote
1.	Mr. Jones was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

Darren J. King	Darren J. King	Daryl Bible	Daryl Bible	Daryl Bible

Richard S. Gold	Richard S. Gold	Darren J. King	Kevin J. Pearson	Kevin J. Pearson

Kevin J. Pearson	Kevin J. Pearson	Kevin J. Pearson	Christopher E. Kay	Christopher E. Kay

Doris P. Meister	Christopher E. Kay	Christopher E. Kay	Mike Todaro	Peter D’Arcy

Doris P. Meister

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Bank Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in M&T’s 2025 Form
10-K.
The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the company and in the KBW NASDAQ Bank Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 12,015,250	$ 10,265,583	$ 9,385,557	$ 8,815,707	$ 6,868,174
PEO Actually Paid Compensation Amount	$ 14,887,642	13,936,847	9,677,118	8,747,318	9,143,656
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for René F. Jones ($)	Exclusion of Change in Pension Value for René F. Jones ($)	Exclusion of Stock Awards and Option Awards for René F. Jones ($)	Inclusion of Pension Service Cost for René F. Jones ($)	Inclusion of Equity Values for René F. Jones ($)	Compensation Actually Paid to René F. Jones ($)

2025	12,015,250	—	(7,400,262)	—	10,272,654	14,887,642

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	4,444,338	—	(2,051,519)	—	2,929,079	5,321,898

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for René F. Jones ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for René F. Jones ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for René F. Jones ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for René F. Jones ($)	Total - Inclusion of Equity Values for René F. Jones ($)

2025	8,244,620	1,746,107	—	281,927	—	—	10,272,654

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,283,985	549,292	—	95,802	—	—	2,929,079

Non-PEO NEO Average Total Compensation Amount	$ 4,444,338	4,223,909	3,852,702	4,052,188	3,554,911
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,321,898	5,391,208	3,883,837	4,106,681	4,583,251
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and valuation assumptions do not differ materially from those disclosed as of the grant date of the equity awards. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for René F. Jones ($)	Exclusion of Change in Pension Value for René F. Jones ($)	Exclusion of Stock Awards and Option Awards for René F. Jones ($)	Inclusion of Pension Service Cost for René F. Jones ($)	Inclusion of Equity Values for René F. Jones ($)	Compensation Actually Paid to René F. Jones ($)

2025	12,015,250	—	(7,400,262)	—	10,272,654	14,887,642

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	4,444,338	—	(2,051,519)	—	2,929,079	5,321,898

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for René F. Jones ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for René F. Jones ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for René F. Jones ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for René F. Jones ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for René F. Jones ($)	Total - Inclusion of Equity Values for René F. Jones ($)

2025	8,244,620	1,746,107	—	281,927	—	—	10,272,654

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,283,985	549,292	—	95,802	—	—	2,929,079

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEOs Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR, and of the KBW NASDAQ Bank Index over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEOs Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEOs Compensation Actually Paid and Return on Tangible Common Equity
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our ROTCE during the five most recently completed fiscal years. See Appendix A for a reconciliation of ROTCE, a non-GAAP
financial measure to its most directly comparable GAAP measure for 2023, 2024 and 2025.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEOs Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR, and of the KBW NASDAQ Bank Index over the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEO and other
Non-PEO
NEOs for 2025 to company performance. The measures in this table are not ranked.

Net Operating Income
Earnings Per Share
Return on Tangible Common Equity
Return on Tangible Assets

Total Shareholder Return Amount	$ 185.53	168.01	118.57	120.58	124.29
Peer Group Total Shareholder Return Amount	196	147.85	107.76	108.73	138.33
Net Income (Loss)	$ 2,851,000,000	$ 2,588,000,000	$ 2,741,000,000	$ 1,992,000,000	$ 1,859,000,000
Company Selected Measure Amount	15.4	14.5	17.6	16.7	16.8
PEO Name	Mr. Jones
Measure:: 1
Pay vs Performance Disclosure
Name	Net Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Tangible Common Equity
Non-GAAP Measure Description
5.
We determined Return on Tangible Common Equity (ROTCE) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2021, 2022, 2023, 2024 and 2025. ROTCE is computed by dividing net operating income available to common equity by average tangible common equity. Net operating income available to common equity is computed by taking net income available to common equity and adding back the after-tax
effect of the amortization of core deposit and other intangible assets, adding back the after-tax
effects of merger-related expenses, and subtracting the
after-tax
effects of merger-related gains. Average tangible common equity is computed by taking average common equity for the applicable period and subtracting average goodwill and average core deposit and other intangible assets (net of any related average deferred tax amounts). The C&HC Committee and management use these non-GAAP
financial measures as they believe they better reflect the impact of acquisition activity in reported results. See Appendix A for a reconciliation of GAAP financial measures to these corresponding non-GAAP
financial measures.

Measure:: 4
Pay vs Performance Disclosure
Name	Return on Tangible Assets
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,272,654
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,272,654
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,244,620
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,746,107
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,927
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,400,262)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,929,079
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,929,079
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,283,985
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,292
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,802
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,051,519)